Annual Operating Expenses {- Fidelity SAI Short-Term Bond Fund} - NF_08.31 Fidelity SAI Bond Funds_Combo PRO-01 - Fidelity SAI Short-Term Bond Fund - Fidelity SAI Short-Term Bond Fund	Sep. 18, 2020
Operating Expenses:
Management fee	0.30%
Distribution and/or Service (12b-1) fees	none
Other expenses	0.03%	[1]
Total annual operating expenses	0.33%

[1]	(a) Based on estimated amounts for the current fiscal year.